Net fee income - Summary of net fee income (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	$ 1,067	$ 1,072	$ 1,149
Account services	1,034	1,021	1,156
Cards	968	991	965
Credit facilities	805	826	897
Unit trusts	546	425	613
Broking income	544	500	710
Underwriting	446	292	431
Remittances	373	417	361
Global custody	342	358	378
Imports/exports	338	347	362
Insurance agency commission	200	171	233
Other	1,141	1,155	1,214
Fee income	7,804	7,575	8,469
Less: fee expense	(1,680)	(1,722)	(1,702)
Net fee income	6,124	5,853	6,767
Retail Banking and Wealth Management
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	2,498	2,403	2,795
Commercial Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	1,781	1,681	1,874
Global Banking and Markets
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	1,499	1,484	1,745
Global Private Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	375	353	389
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	$ (29)	$ (68)	$ (36)